T. ROWE PRICE EMERGING MARKETS STOCK FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 2.1%
Common Stocks 2.1%
MercadoLibre (USD) (1)	290,373	192,517
Tenaris, ADR (USD)	4,300,100	88,969
Total Argentina (Cost $152,041)		281,486

BELGIUM 1.0%
Common Stocks 1.0%
Anheuser-Busch InBev	1,763,090	133,008
Total Belgium (Cost $168,110)		133,008

BRAZIL 10.6%
Common Stocks 6.1%
Ambev, ADR (USD)	10,732,400	44,647
B3	6,776,600	75,890
BR Malls Participacoes	11,086,702	47,815
Lojas Renner	12,911,341	173,745
Pagseguro Digital, Class A (USD) (1)	1,381,204	44,875
Porto Seguro	2,854,500	44,318
Raia Drogasil	7,589,642	219,381
StoneCo, Class A (USD) (1)	1,579,685	68,622
Suzano	6,622,100	61,140
XP, Class A (USD) (1)	508,404	20,407
		800,840
Preferred Stocks 4.5%
Banco Bradesco (2)	26,208,896	200,731
Itau Unibanco Holding (2)	50,561,218	385,473
		586,204
Total Brazil (Cost $1,039,823)		1,387,044

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CHILE 1.1%

Common Stocks 1.1%
Banco Santander Chile, ADR (USD)	7,086,874	142,021
Total Chile (Cost $168,876)		142,021

CHINA 26.6%

Common Stocks 23.2%
58. com, ADR (USD) (1)	802,988	44,662
AAC Technologies Holdings (HKD)	5,119,500	36,010
Alibaba Group Holding, ADR (USD) (1)	4,259,874	880,047
Anhui Conch Cement, H Shares (HKD)	19,992,500	127,606
Baidu, ADR (USD) (1)	760,300	93,943
China Longyuan Power Group, H Shares (HKD)	42,820,000	25,318
China Mengniu Dairy (HKD)	60,210,000	220,822
China Resources Beer Holdings (HKD)	17,228,000	79,709
CSPC Pharmaceutical Group (HKD)	26,970,000	59,158
Hengan International Group (HKD)	9,178,000	66,854
Ping An Insurance Group, H Shares (HKD)	28,669,000	324,185
Sunny Optical Technology Group (HKD)	3,195,700	50,781
TAL Education Group, ADR (USD) (1)	1,796,700	89,655
Tencent Holdings (HKD)	16,828,000	802,531
Tencent Music Entertainment Group, ADR (USD) (1)	3,292,400	41,781
Trip. com Group, ADR (USD) (1)	3,102,691	99,689
		3,042,751
Common Stocks - China A Shares 3.4%
Anhui Conch Cement, A Shares (3)	7,776,966	52,737
Gree Electric Appliances of Zhuhai, A Shares (CNH)	11,998,858	107,195
Hangzhou Hikvision Digital Technology, A Shares (3)	15,128,823	75,667
Kweichow Moutai, A Shares (3)	591,284	86,927
Kweichow Moutai, A Shares (CNH)	90,632	13,331
Midea Group, A Shares (3)	2,544,972	19,318
Midea Group, A Shares (CNH)	4,335,667	32,929

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Yifeng Pharmacy Chain, A Shares (CNH)	4,712,707	55,950
		444,054
Total China (Cost $2,228,322)		3,486,805
COLOMBIA 0.3%
Common Stocks 0.3%
Grupo Aval Acciones y Valores, ADR (USD)	4,966,883	41,970
Total Colombia (Cost $52,222)		41,970
CZECH REPUBLIC 0.4%
Common Stocks 0.4%
Komercni banka	1,588,955	54,613
Total Czech Republic (Cost $60,918)		54,613
HONG KONG 2.4%
Common Stocks 2.4%
AIA Group	32,098,200	318,059
Total Hong Kong (Cost $173,013)		318,059
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank	2,946,147	136,471
Total Hungary (Cost $120,383)		136,471
INDIA 5.5%
Common Stocks 5.5%
HDFC Bank	11,988,584	205,011
Housing Development Finance	9,608,402	325,049
Infosys	7,869,073	86,128
Maruti Suzuki India	586,913	56,789
Power Grid of India	18,145,561	47,576
Total India (Cost $461,911)		720,553

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
INDONESIA 2.6%
Common Stocks 2.6%
Astra International	224,245,200	103,520
Bank Central Asia	97,840,300	231,199
Total Indonesia (Cost $234,815)		334,719

KUWAIT 0.5%
Common Stocks 0.5%
National Bank of Kuwait	19,458,509	67,100
Total Kuwait (Cost $62,019)		67,100

MEXICO 1.3%
Common Stocks 1.3%
Grupo Aeroportuario del Sureste, ADR (USD)	277,083	53,419
Wal-Mart de Mexico	41,357,648	121,016
Total Mexico (Cost $124,414)		174,435

NETHERLANDS 0.4%
Common Stocks 0.4%
Prosus (1)	692,770	49,972
Total Netherlands (Cost $57,852)		49,972

PERU 2.2%
Common Stocks 2.2%
Credicorp (USD)	983,200	203,110
Southern Copper (USD)	2,115,800	79,723
Total Peru (Cost $283,849)		282,833

PHILIPPINES 1.9%
Common Stocks 1.9%
SM Investments	8,752,119	166,457

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Universal Robina	29,079,699	82,861
Total Philippines (Cost $189,885)		249,318

RUSSIA 5.3%
Common Stocks 5.3%
Mail. Ru Group, GDR (USD) (1)	2,631,411	61,915
Sberbank of Russia, ADR (USD)	29,469,745	470,073
X5 Retail Group, GDR (USD)	2,394,615	87,659
Yandex, Class A (USD) (1)	1,576,030	70,622
Total Russia (Cost $504,245)		690,269

SAUDI ARABIA 1.4%
Common Stocks 1.4%
Al Rajhi Bank	7,639,927	134,854
National Commercial Bank	3,391,617	42,333
Total Saudi Arabia (Cost $161,723)		177,187

SOUTH AFRICA 4.3%
Common Stocks 4.3%
Absa Group	5,092,588	46,344
Capitec Bank Holdings	656,935	58,688
Clicks Group	3,068,033	49,500
FirstRand	28,823,958	110,466
Naspers, N Shares	470,013	76,234
Sanlam	25,635,380	125,526
Shoprite Holdings	12,998,506	100,889
Total South Africa (Cost $664,716)		567,647

SOUTH KOREA 11.6%
Common Stocks 10.6%
LG Household & Health Care	367,386	384,257
NAVER	888,562	132,510
Samsung Electronics	15,379,858	712,596
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SK Hynix	2,180,497	165,906
		1,395,269
Preferred Stocks 1.0%
Samsung Electronics (2)	3,391,210	132,565
		132,565
Total South Korea (Cost $944,450)		1,527,834

TAIWAN 9.7%
Common Stocks 9.7%
Catcher Technology	5,766,000	45,662
Largan Precision	1,707,000	265,144
President Chain Store	10,583,000	104,118
Taiwan Semiconductor Manufacturing	75,385,111	777,538
Uni-President Enterprises	30,777,410	73,326
Total Taiwan (Cost $718,819)		1,265,788

THAILAND 2.1%
Common Stocks 2.1%
Airports of Thailand	26,223,600	58,120
CP ALL	96,832,800	220,102
Total Thailand (Cost $209,206)		278,222

TURKEY 0.3%
Common Stocks 0.3%
BIM Birlesik Magazalar	5,608,408	45,649
Total Turkey (Cost $35,360)		45,649

UNITED ARAB EMIRATES 1.5%
Common Stocks 1.5%
First Abu Dhabi Bank	30,983,688	129,996
Network International Holdings (GBP) (1)	7,822,999	62,623
Total United Arab Emirates (Cost $145,862)		192,619

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 1.57% (4)(5)	488,957,559	488,958
Total Short-Term Investments (Cost $488,958)		488,958
Total Investments in Securities 99.8%
(Cost $9,451,792)		$13,094,580
Other Assets Less Liabilities 0.2%		23,370
Net Assets 100.0%		$13,117,950

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3) China A shares held through the QFII are subject to certain restrictions.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$1,895	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$417,253	¤	¤	$488,958	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,895 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $488,958.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE EMERGING MARKETS STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,300,679	$ 9,586,174	$ —	$ 11,886,853
Preferred Stocks	—	718,769	—	718,769
Short-Term Investments	488,958	—	—	488,958
Total	$2,789,637	$ 10,304,943	$ —	$ 13,094,580